Cover	Apr. 03, 2025	Feb. 04, 2025
Document Information [Line Items]
Document Type		8-K/A
Document Period End Date		Feb. 04, 2025
Entity File Number		001-41563
Entity Registrant Name		Brookfield Asset Management Ltd.
Entity Incorporation, State or Country Code		A1
Entity Tax Identification Number		98-1702516
Entity Address, Address Line One		Brookfield Place
Entity Address, Address Line Two		250 Vesey Street, 15th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10281-0221
City Area Code		(212)
Local Phone Number		417-7000
Title of 12(b) Security		Class A Limited Voting Shares
Trading Symbol		BAM
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0001937926
Amendment Flag		false
Soliciting Material		false
Written Communications		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false